As filed with the U.S. Securities and Exchange Commission on February 11, 2011
File No. 333-53450
File No. 811-10267

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 21	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 22	[X]

(Check appropriate box or boxes.)

ASSETMARK FUNDS
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Address of Principal Executive Office)    (Zip Code)

Registrant’s Telephone Number, including Area Code    (800) 664-5345

Carrie Hansen
2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Name and Address of Agent for Service)
Please send copies of all communications to:

Michael P. O'Hare, Esq.
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

____ immediately upon filing pursuant to paragraph (b)
_X_ on March 15, 2011 pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

  _X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Core Fund, AssetMark World ex-US Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Fixed Income Fund, and AssetMark Opportunistic Equity Fund.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 19/20  (“PEA 19/20”) was filed with the U.S. Securities and Exchange Commission (the “SEC”) via the EDGAR system pursuant to Rule 485(a)(1) and Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), on November 1, 2010, and would have become effective on January 15, 2011.

Post-Effective Amendment No. 20/21 (“PEA 20/21”) was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act on January 14, 2011 to extend PEA 19/20’s effective date to February 13, 2011.

This Post-Effective Amendment No. 21/22 (“PEA 21/22”) is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 15, 2011 as the new date upon which PEA 19/20 shall become effective.

This PEA 21/22 incorporates by reference the information contained in Part A of PEA 19/20, as it relates to the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Core Fund, AssetMark World ex-US Fund, AssetMark Tax-Exempt Fixed Income Fund, and AssetMark Core Fixed Income Fund.  This PEA 21/22 incorporates by reference the information contained in Part A of PEA 20/21, as it relates to the to the AssetMark Opportunistic Equity Fund.  This PEA 21/22 also incorporates by reference the information contained in Part B of PEA 19/20.

ASSETMARK FUNDS

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a) Declaration of Trust

(1)
Certificate of Trust as filed with the Secretary of State of Delaware on January 2, 2001 was previously filed with Registrant’s Initial Registration on Form N-1A with the SEC on January 9, 2001 and is incorporated by reference.

(2)
Agreement and Declaration of Trust dated January 8, 2001 was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(3)
AssetMark Funds Officer’s Certificate dated October 4, 2006, certifying that the eight initial series of shares of the Trust were designated and established at an organizational meeting of the Board of Trustees of the Trust held on March 29, 2001, was previously filed with Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

(4)
AssetMark Funds Officer’s Certificate dated January 31, 2007, certifying that the five additional series of shares of the Trust were created and established by written consent of the Board of Trustees as of January 31, 2007, was previously filed with Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A with the SEC on May 29, 2007 and is incorporated by reference.

(b)	Bylaws

(1)
Bylaws dated January 8, 2001 were previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and are incorporated by reference.

(c)	Instruments Defining Rights of Security Holders

See Articles III, V and VI of the Registrant’s Agreement and Declaration of Trust previously filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

See also, Article II of the Registrant’s Bylaws, previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

(d)	Investment Advisory Agreements

(1)
Investment Advisory Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated October 20, 2006 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(a) Amendment to the Investment Advisory Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated May 15, 2007 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(b) Amendment to the Investment Advisory Agreement between Registrant and Genworth Financial Wealth Management, Inc. to be filed by amendment.

(2)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Diamond Hill Capital Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(3)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Davis Selected Advisers, LP was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(4)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Rainier Investment Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(5)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Atlanta Capital Management Company, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(6)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Advisory Research, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(7)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Integrity Asset Management, LLC was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(8)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Allianz Global Investors Capital, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(9)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Copper Rock Capital Partners, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(10)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Martin Currie Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(11)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Mondrian Investment Partners Limited was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(12)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Nuveen Asset Management was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(13)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Duff & Phelps Investment Management Co. was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(14)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(15)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(16)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Delaware Management Company was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(17)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and NFJ Investment Group, L.P. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(18)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Wellington Management Company dated December 6, 2006 was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(19)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Research Affiliates, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(20)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Russell Implementation Services Inc. was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

	(21)	Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and State Street to be filed by amendment.

(e)	Underwriting Agreements

(1)
Form of Distribution Agreement between Registrant and Capital Brokerage Corporation was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(2)
Sub-Distribution Agreement between Registrant, Capital Brokerage Corporation and Quasar Distributors, LLC was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts

Not Applicable.

(g)	Custodian Agreements

(1)
Form of Amended and Restated Custody Agreement between Registrant and U.S. Bank, N.A was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

(a) Amendment to Amended and Restated Custody Agreement between Registrant and U.S. Bank, N.A. was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(h)	Other Material Contracts

(1)
Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) was previously filed with Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

(a) Amendment to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(b) Amendment to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 25, 2004 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(2)
Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) was previously filed with Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

(a) Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(b) Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated August 27, 2002 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference..

(3)
Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, as amended and restated on March 16, 2006 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(a) Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(4)
Fee Waiver Agreement between Registrant and Genworth Financial Wealth Management, Inc.   dated July 31, 2009 was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(5)
Expense Waiver and Reimbursement Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated May 15, 2007, was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(6)
Assumption Agreement between Genworth Financial Wealth Management, Inc. and NFJ Investment Group LLC dated February 26, 2009 was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(i)	Opinion and Consent of Counsel

(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

(2) Opinion of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A with the SEC on May 29, 2007 and is incorporated by reference.

(j)	Other Opinions

(1)
Power of Attorney dated July 22, 2008 was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(2) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

(1)
Agreement Relating to Initial Capital was previously filed with Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(m)	Rule 12b-1 Plan

(1)
Form of Distribution Plan (Rule 12b-1 Plan) was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(n)	Rule 18f-3 Plan

(1) Rule 18f-3 to be filed by amendment.

(o)	Reserved

(p)	Code of Ethics

(1)
Joint Code of Ethics for Genworth Financial Wealth Management, AssetMark Funds, Genworth Financial Asset Management Funds, Genworth Variable Insurance Trust, Genworth Financial Trust Company and Capital Brokerage Corporation was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(2)
Code of Ethics for Diamond Hill Capital Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(3)
Code of Ethics for Davis Selected Advisers, LP was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(4)
Code of Ethics for Rainier Investment Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(5)
Code of Ethics for Atlanta Capital Management Company, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(6)
Code of Ethics for Advisory Research, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(7)
Combined Code of Ethics for NFJ Investment Group LLC and Nicholas-Applegate Capital Management LLC (now known as Allianz Global Investors Capital LLC) was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(8)
Amended and Restated Code of Ethics for Copper Rock Capital Partners, LLC was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(9)
Code of Ethics for Martin Currie Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(10)
Code of Ethics for Mondrian Investment Partners Limited was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(11)
Code of Ethics for Nuveen Asset Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(12)
Code of Ethics for Goldman Sachs Asset Management, L.P. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(13)
Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(14)
Code of Ethics for Delaware Management Company was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(15)
Code of Ethics for Wellington Management Company, LLP  was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference..

(16)
Code of Ethics for Research Affiliates, LLC was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(17)
Code of Ethics for Russell Implementation Services Inc. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(18)
Amended and Restated Code of Ethics for Duff & Phelps Investment Management Co. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference..

(19)
Code of Ethics for Integrity Asset Management, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Article VII, Section 1 of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent of the Trust; and Investment Adviser, Principal Underwriter or placement agent of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  Nothing herein contained shall limit the liability of any agent from or against any liability to the Trust or any Shareholder to which such agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties to the Trust or the Shareholders.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

 Item 31. Business and Other Connections of the Investment Advisor.

Other business, profession, vocation or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) (the “Advisor”)

The Advisor is the investment advisor to each of the Registrant’s series, which currently consist of: AssetMark Large Cap Value Fund, AssetMark Large Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index ®  Large Company Growth Fund, AssetMark Enhanced Fundamental Index ®  Large Company Value Fund, AssetMark Enhanced Fundamental Index ®  Small Company Growth Fund, AssetMark Enhanced Fundamental Index ®  Small Company Value Fund and AssetMark Enhanced Fundamental Index ®  International Equity Fund (the “Funds”).  The principal business address of the Advisor is 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967.  The Advisor is an investment advisor registered under the Investment Advisers Act of 1940 (the “Advisers Act”).  Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-56323), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Diamond Hill is a subadvisor to the Registrant’s Large Cap Value Fund.  The principal business address of Diamond Hill is 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is an investment advisor registered under the Advisers Act.  Additional information as to Diamond Hill and the directors and officers of Diamond Hill is included in Diamond Hill’s Form ADV filed with the Commission (File No. 801-32176), which is incorporated herein by reference and sets forth the officers and directors of Diamond Hill and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Davis Selected Advisers, LP (“Davis”)

Davis is a subadvisor to the Registrant’s Large Cap Value Fund.  The principal business address of Davis is 2949 E. Elvira Road, Suite 101, Tucson, Arizona 85756.  Davis is an investment advisor registered under the Advisers Act.  Additional information as to Davis and the directors and officers of Davis is included in Davis’ Form ADV filed with the Commission (File No. 801-31648), which is incorporated herein by reference and sets forth the officers and directors of Davis and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Rainier Investment Management, Inc. (“Rainier”)

Rainier is a subadvisor to the Registrant’s Large Cap Growth Fund.  The principal business address of Rainier is 601 Union Street, Suite 2801, Seattle, Washington 98101.  Rainier is an investment advisor registered under the Advisers Act.  Additional information as to Rainier and the directors and officers of Rainier is included in Rainier’s Form ADV filed with the Commission (File No. 801-35638), which is incorporated herein by reference and sets forth the officers and directors of Rainier and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Atlanta Capital Management Company, LLC (“Atlanta”)

Atlanta is a subadvisor to the Registrant’s Large Cap Growth Fund.  The principal business address of Atlanta is Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, Georgia 30309.  Atlanta is an investment advisor registered under the Advisers Act.  Additional information as to Atlanta and the directors and officers of Atlanta is included in Atlanta’s Form ADV filed with the Commission (File No. 801-60673), which is incorporated herein by reference and sets forth the officers and directors of Atlanta and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Advisory Research, Inc. (“ARI”)

ARI is a subadvisor to the Registrant’s Small/Mid Cap Value Fund.  The principal business address of ARI is 180 N. Stetson Avenue, Suite 5500, Chicago, Illinois 60601.  ARI is an investment advisor registered under the Advisers Act.  Additional information as to ARI and the directors and officers of ARI is included in ARI’s Form ADV filed with the Commission (File No. 801-14172), which is incorporated herein by reference and sets forth the officers and directors of ARI and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Integrity Asset Management, LLC (“Integrity”)

Integrity is a sub-advisor for the Small/Mid Cap Value Fund.  The principal business address is 401 West Main St., Suite 2100, Louisville, Kentucky 40202.  Integrity is an investment advisor registered under the Adviser’s Act.  Additional information as to Integrity and the directors and officers of Integrity is included in Integrity’s Form ADV filed with the Commission (File No. 801-62141), which is incorporated herein by reference and sets forth the officers and directors of Integrity and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Allianz Global Investors Capital LLC (“AGI Capital”) (formerly known as Nicholas-Applegate Capital Management LLC)

AGI Capital is a subadvisor to the Registrant’s Small/Mid Cap Growth Fund.  The principal business address for AGI Capital is 600 West Broadway, San Diego, California 92101.  AGI Capital is an investment advisor registered under the Advisers Act.  Additional information as to AGI Capital and the directors and officers of AGI Capital is included in AGI Capital’s Form ADV filed with the Commission (File No. 801-69803), which is incorporated herein by reference and sets forth the officers and directors of AGI Capital and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Copper Rock Capital Partners, LLC (“Copper Rock”)

Copper Rock is a subadvisor to the Registrant’s Small/Mid Cap Growth Fund.  The principal business address of Copper Rock is 200 Clarendon Street, 51 st  floor, Boston, Massachusetts 02116.  Copper Rock is an investment advisor registered under the Advisers Act.  Additional information as to Copper Rock and the directors and officers of Copper Rock is included in Copper Rock’s Form ADV filed with the Commission (File No. 801-63900), which is incorporated herein by reference and sets forth the officers and directors of Copper Rock and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Martin Currie Inc. (“Martin Currie”)

Martin Currie is a subadvisor to the Registrant’s International Equity Fund.  The principal business address of Martin Currie is Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES.  Martin Currie is an investment advisor registered under the Advisers Act.  Additional information as to Martin Currie and the directors and officers of Martin Currie is included in Martin Currie’s Form ADV filed with the Commission (File No. 801-65715), which is incorporated herein by reference and sets forth the officers and directors of Martin Currie and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Mondrian Investment Partners Limited (“Mondrian”)

Mondrian is a subadvisor to the Registrant’s International Equity Fund.  The principal business address of Mondrian is 10 Gresham Street, Fifth Floor, London, United Kingdom EC2V 7JD.  Mondrian is an investment advisor registered under the Advisers Act and is regulated in the United Kingdom by the Financial Services Authority.  Additional information as to Mondrian and the directors and officers of Mondrian is included in Mondrian’s Form ADV filed with the Commission (File No. 801-37702), which is incorporated herein by reference and sets forth the officers and directors of Mondrian and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Nuveen Asset Management (“NAM”)

NAM is a subadvisor to the Registrant’s Tax-Exempt Fixed Income Fund.  The principal business address of NAM is 333 West Wacker Drive, Chicago, Illinois 60606.  NAM is an investment advisor registered under the Advisers Act.  Additional information as to NAM and the directors and officers of NAM is included in NAM’s Form ADV filed with the Commission (File No. 801-14147), which is incorporated herein by reference and sets forth the officers and directors of NAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Duff & Phelps Investment Management Co. (“Duff & Phelps”)

Duff & Phelps is a sub-advisor for the Real Estate Securities Fund.  The principal business address is 200 South Wacker Drive, Suite 500, Chicago, Illinois 60606.  Duff & Phelps is an investment advisor registered under the Advisor’s Act.  Additional information as to Duff & Phelps and the directors and officers of Duff & Phelps is included in Duff & Phelps’ Form ADV filed with the Commission (File No. 801-14813), which is incorporated herein by reference and sets forth the officers and directors of Duff & Phelps and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Goldman Sachs Asset Management, L.P. (“GSAM”)

GSAM is a subadvisor to the Registrant’s Core Plus Fixed Income Fund.  The principal business address of GSAM is 200 West Street, New York, New York 10282.  GSAM is an investment advisor registered under the Advisers Act.  Additional information as to GSAM and the directors and officers of GSAM is included in GSAM’s Form ADV filed with the Commission (File No. 801-37591), which is incorporated herein by reference and sets forth the officers and directors of GSAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”)

Barrow is a subadvisor to the Registrant’s Core Plus Fixed Income Fund.  The principal business address of Barrow is 2200 Ross Avenue, 31 st  Floor, Dallas, Texas 75201.  Barrow is an investment advisor registered under the Advisers Act.  Additional information as to Barrow and the directors and officers of Barrow is included in Barrow’s Form ADV filed with the Commission (File No. 801-31237), which is incorporated herein by reference and sets forth the officers and directors of Barrow and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Delaware Management Company (“DMC”)

DMC is a subadvisor to the Registrant’s Tax-Exempt Fixed Income Fund.  The principal business address of DMC is 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.  DMC is a series of Delaware Management Business Trust, and an investment advisor registered under the Advisers Act.  Additional information as to DMC and the directors and officers of DMC is included in DMC’s Form ADV filed with the Commission (File No. 801-32108), which is incorporated herein by reference and sets forth the officers and directors of DMC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

NFJ Investment Group LLC (“NFJ”)

NFJ is a subadvisor to the Registrant’s Large Cap Value Fund.  The principal business address of NFJ is 2100 Ross Avenue, Suite 1840, Dallas, Texas 75201.  NFJ is owned by Allianz Global Investors U.S. Equities LLC, which is a wholly-owned subsidiary of Allianz Global Investors of America L.P., and an investment advisor registered under the Advisers Act.  Additional information as to NFJ and the directors and officers of NFJ is included in NFJ’s Form ADV filed with the Commission (File No. 801-47940), which is incorporated herein by reference and sets forth the officers and directors of NFJ and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Wellington Management Company, LLP (“Wellington”)

Wellington is a subadvisor to the Registrant’s Large Cap Growth Fund.  The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109.  Wellington is an investment advisor registered under the Advisers Act.  Additional information as to Wellington and the directors and officers of Wellington is included in Wellington’s Form ADV filed with the Commission (File No. 801-15908), which is incorporated herein by reference and sets forth the officers and directors of Wellington and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Research Affiliates, LLC (“Research Affiliates”)

Research Affiliates is a subadvisor to the Registrant’s Fundamental Index Funds.  The principal business address of Research Affiliates is 620 Newport Center Drive, Suite 900, Newport Beach, CA 92660.  Research Affiliates is an investment advisor registered under the Advisers Act.  Additional information as to Research Affiliates and the directors and officers of Research Affiliates is included in Research Affiliates’ Form ADV filed with the Commission (File No. 801-61153), which is incorporated herein by reference and sets forth the officers and directors of Research Affiliates and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Russell Implementation Services Inc. (“Russell”)

Russell is a subadvisor to the Registrant’s Fundamental Index Funds.  The principal business address of Russell is 909 A Street, Tacoma, Washington 98402.  Russell is an investment advisor registered under the Advisers Act.  Additional information as to Russell and the directors and officers of Russell is included in Russell’s Form ADV filed with the Commission (File No. 801-60335), which is incorporated herein by reference and sets forth the officers and directors of Russell and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriter.

(a)           Capital Brokerage Corporation (“CBC”) also serves as distributor for flexible premium variable annuity contracts and variable life insurance policies issued through Separate Accounts I, II, III, 4, 5 and 6 of Genworth Life and Annuity Insurance Company, and as distributor for the  Genworth Financial Asset Management Funds and the Genworth Variable Insurance Trust.

(b)           The information required by this Item 27 with respect to each director and officer of CBC is incorporated herein by reference to Schedule A of Form BD filed by CBC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c)            Not Applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in the following locations:

Records Relating to:
Are located at:
Registrant’s Fund Accountant,
Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Registrant’s Investment Advisor
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

Registrant’s Sub-Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Registrant’s Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Registrant’s Distributor
Capital Brokerage Corporation
6620 West Broad Street, Building 2
Richmond, VA 23230

Diamond Hill Capital Management, Inc.
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215

Davis Selected Advisors, LP
2949 E. Elvira Road, Suite 101
Tucson, AZ 85756

Rainier Investment Management, Inc
601 Union Street, Suite 2801
Seattle, Washington 98101

Atlanta Capital Management Company, LLC
1349 West Peachtree Street, Suite 1600
Atlanta, GA 30309

Advisory Research, Inc.
180 N. Stetson Avenue, Suite 5500
Chicago, IL 60601

Integrity Asset Management, LLC
401 West Main St., Suite 2100
Louisville, KY 40202

Allianz Global Investors Capital LLC
Allianz Global Investors Capital LLC
600 West Broadway
San Diego, CA 92101

Copper Rock Capital Partners, LLC
200 Clarendon Street, 51st Floor
Boston, MA 02116

Martin Currie Inc..
Saltire Court, 20 Castle Terrace
Edinburgh Scotland EH1 2ES

Mondrian Investment Partners Limited
10 Gresham Street, Fifth Floor
London, United Kingdom EC2V 7JD

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Duff & Phelps Investment Management Co.
200 South Wacker Drive, Suite 500
Chicago,  IL 60606

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

Barrow, Hanley, Mewhinney & Strauss, LLC
2200 Ross Avenue, 31st Floor
Dallas, Texas 75201.

Delaware Management Company
2005 Market Street
Philadelphia, PA 19103-7098

NFJ Investment Group LLC
2100 Ross Avenue, Suite 700
Dallas, TX 75201

 Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Research Affiliates, LLC
620 Newport Center Drive, Suite 900
Newport Beach, CA 92660

Russell Implementation Services Inc..
909 A Street
Tacoma, WA 98402

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment Nos. 21/22 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill, and in the State of California on February 11, 2011.

ASSETMARK FUNDS

By:  /s/ Carrie E. Hansen
        Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Ronald D. Cordes* Ronald D. Cordes	Trustee and Chairperson	February 11, 2011
William J. Klipp* William J. Klipp	Independent Trustee	February 11, 2011
R. Thomas DeBerry* R. Thomas DeBerry	Independent Trustee	February 11, 2011
Dennis G. Schmal* Dennis G. Schmal	Independent Trustee	February 11, 2011
/s/ Carrie E. Hansen Carrie E. Hansen	President	February 11, 2011
/s/ Starr E. Frohlich Starr E. Frohlich	Vice President and Treasurer	February 11, 2011

*By:  /s/ Carrie E. Hansen
          Carrie E. Hansen
          Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.